THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2001, OR IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [X]; Amendment Number:      1
                                                  -----
        This Amendment (Check only one.):  [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28- 4545
                                 -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE           February 13, 2001
--------------------------------    -------------        -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number      Name

         28- 5194             General Re - New England Asset Management, Inc.
             ----             ------------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              18
                                                            ------------

Form 13F Information Table Entry Total:                          6
                                                            -------------

Form 13F Information Table Value Total:                     $  312,571
                                                            -------------
                                                             (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.      FORM 13F FILE NUMBER      NAME

     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2000

                                                                                COLUMN 6
                                                 COLUMN 4                 INVESTMENT DISCRETION                     COLUMN 8
                                                  MARKET      COLUMN 5   ------------------------               VOTING AUTHORITY
                         COLUMN 2   COLUMN 3      VALUE      SHARES OR            (b)      (c)     COLUMN 7   ----------------------
COLUMN 1                 TITLE OF    CUSIP        (IN        PRINCIPAL    (a)   SHARED-   SHARED-   OTHER       (a)      (b)    (c)
NAME OF ISSUER             CLASS     NUMBER     THOUSANDS)     AMOUNT    SOLE   DEFINED   OTHER    MANAGERS     SOLE    SHARED  NONE
--------------           --------   --------    ----------   ---------   ----   -------   -------  ---------  --------- ------ -----
Block  H & R Inc.          Com     093671 10 5    174,675    4,713,300             X               4, 11, 14  4,713,300
Walt Disney Company        Com     254687 10 6     12,177      318,342             X               4, 1, 2,     318,342
                                                                                                   6, 11, 14
Furniture Brands Intl.     Com     360921 10 0      5,874      353,200             X               4, 11, 14    353,200
Hertz Corp.                Com     428040 10 9     60,550    1,907,100             X               4, 11, 14  1,907,100
Mueller Industries Inc.    Com     624756 10 2     55,404    2,469,000             X               4, 11, 14  2,469,000
PACCAR Inc.                Com     693718 10 8      3,891      105,000             X               4, 11, 14    105,000
                                                 --------
                             GRAND TOTAL         $312,571
                                                 ========